Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

VIA EDGAR
February 13, 2017

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex Series Funds (File Nos. 033-59692 and 811-07584) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 157 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 157”). The purpose of PEA No. 157 is to: (i) reflect sales charge variations, and specifically, sales charge waivers and discounts, available to individuals who purchase Class A shares and Class C shares of the Trust’s S&P 500® Fund through Merrill Lynch, Pierce, Fenner & Smith Incorporated, a registered broker-dealer that offers and sells shares of each series of the Trust to its clients (the “Merrill Lynch Sales Charge Waivers and Discounts”); and (ii) make other non-material changes. The new sales charge disclosure can be reviewed under the headings “Sales Charges - Class A and Class C Sales Charge Waivers and Discounts” and “Appendix A - Sales Charge Waivers and Discounts Available Through Intermediaries” in the Prospectus and under the heading “Sales Charges, Reductions and Waivers - Reduced Sales Charges and Sales Charge Waivers” in the Statement of Additional Information.

Except for the revisions noted above and the inclusion of appropriate cross-references, the disclosure in PEA No. 157 is the same as the disclosure in the Trust’s currently effective Registration Statement and is the same as that previously reviewed by the Commission1. Therefore, pursuant to Investment Company Act Release No. 13768, the Trust respectfully requests selective review of only those portions of PEA No. 157 relating to the Merrill Lynch Sales Charge Waivers and Discounts as specified above. Please note also that we anticipate that PEA No. 157 will serve as the Trust’s Template Filing as we expect other of the Trust’s series to adopt substantially identical sales charge disclosure. We will submit Template Filing Relief requests to this effect as recommended by recent Staff guidance.

[1]
The Commission most recently reviewed disclosure specific to Class A shares and Class C shares of the Trust, including existing sales charge, sales charge waiver and sales charge discount information, in Post-Effective Amendment No. 148, which was filed with the Commission via EDGAR Accession No. 0001628280-16-011766 on February 26, 2016 and in Post-Effective Amendment No. 144, which was filed with the Commission via EDGAR Accession No. 0001628280-15-006829 on August 28, 2015. The Commission last reviewed disclosure specific to Class A and Class C shares of the S&P 500® Fund in Post-Effective Amendment No. 99, which was filed with the Commission via EDGAR Accession No. 0000950123-10-052031 on May 21, 2010. Disclosure specific to the S&P 500® Fund itself was last reviewed in Post-Effective Amendment No. 155, which was filed via EDGAR Accession No. 0001628280-16-021794 on December 5, 2016.

February 13, 2017

Please do not hesitate to contact me at 202.373.6101 with any questions or comments. Any written questions or comments may be sent to my attention at the address listed.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores